Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Events After the Reporting Period
Events After the Reporting Period

Note 34 Events After the Reporting Period

In March 2023, Calliditas announced positive topline results from the global, randomized, double-blind, placebo-controlled Phase 3 clinical trial NefIgArd, which investigated the effect of Nefecon (TARPEYO®/Kinpeygo® (budesonide) delayed release capsules) versus placebo in patients with primary IgA nephropathy (IgAN). The trial met its primary endpoint with Nefecon demonstrating a highly statistically significant benefit over placebo (p value < 0.0001) in estimated glomerular filtration rate (eGFR) over the two-year period of 9-months of treatment with Nefecon or placebo and 15-months of follow-up off drug and the eGFR benefit was observed across the entire study population, irrespective of urine protein-to-creatinine ratio (UPCR) baseline, which the company believes supports a regulatory filing for full approval in the study population. The UPCR reductions observed were durable, reflecting a long-lasting treatment effect during the 15- month follow-up period off treatment.